Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Provision (Benefit) from Continuing Operations on Basis of Segment Reporting

The provision (benefit) for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
Current:
Federal	$—	$28	$—
State	3	9	5
Foreign	(32)	111	10
Total current	(29)	148	15
Deferred:
Foreign	(16)	(56)	—
Total income tax expense	$(45)	$92	$15

Summary of Income from Continuing Operations Before Income Taxes on Basis of Segment Reporting

Net loss before provision (benefit) for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
United States	$(41,778)	$(33,883)	$(13,292)
International	(4,365)	(1,415)	(596)
Total net loss before provision (benefit) for income taxes	$(46,143)	$(35,298)	$(13,888)

Summary of Variation of Effective Provision (Benefit) for Income Taxes from Statutory Federal Income Tax Rate

The provision (benefit) for income tax differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pretax loss as a result of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
Federal tax benefit at statutory rate	$(15,687)	$(12,002)	$(4,722)
State tax, net of federal benefit	2	6	3
Share-based compensation	641	534	385
Other permanent differences	294	171	(141)
Foreign tax rate differential	(20)	(253)	(212)
Net operating losses not recognized	14,725	11,636	4,702
Total income tax provision (benefit)	$(45)	$92	$15

Schedule of Deferred Income Tax Assets and Liabilities

The types of temporary differences that give rise to significant portions of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Net operating loss and credit carry-forwards	$35,904	$24,554
Research and development credits	2,353	895
Sales tax liability	1,418	1,385
Share-based compensation	2,247	—
Accrued liabilities	2,528	2,704
Gross deferred tax assets	44,450	29,538
Valuation allowance	(44,032)	(28,847)
Total deferred tax assets	418	691
Deferred tax liabilities—Property and equipment	(327)	(616)
Net deferred tax assets	$91	$75

Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

The Company has adopted the accounting policy that interest and penalties recognized are classified as part of its income taxes. The following shows the changes in the gross amount of unrecognized tax benefits as of December 31, 2013 (in thousands):

Balance as of December 31, 2011	$230
Gross amount of increases in unrecognized tax benefits for tax positions taken in current year	133
Gross amount of increases in unrecognized tax benefits for tax positions taken in prior year	12
Balance as of December 31, 2012	375
Gross amount of increases in unrecognized tax benefits for tax positions taken in current year	168
Gross amount of increases in unrecognized tax benefits for tax positions taken in prior year	390
Balance as of December 31, 2013	$933